Note 20 - Provisions (Tables)	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of other provisions [text block]
Reconciliation of site restoration provision	June 30, 2024	December 31, 2023

Blanket Mine
Balance January 1	4,766	2,823
Unwinding of discount (note 11)	198	109
Change in estimate (Blanket) (note 13)*	(868)	1,834
Balance	4,096	4,766

Motapa, Maligreen and Bilboes
Balance January 1	6,219	135
Change in estimate (Motapa) (note 12)@	(899)	1,466
Change in estimate (Maligreen) (note 12)	–	152
Acquisition - Bilboes	–	4,466
Balance	5,320	6,219

Total balance	9,416	10,985

Current	–	–
Non-current	9,416	10,985
	9,416	10,985